Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

Note 3 — Discontinued Operations

In an effort to improve working capital, cure debt defaults and pay down debts, on June 15, 2012, the Company entered into an Asset Purchase Agreement (the “Agreement”) between the Company and TDG Acquisition Company, LLC, a Delaware limited liability company (“TDG”). Pursuant to the Agreement, the Company sold and licensed those of its assets (including equipment, tooling, certain patents and trademarks) (the “TDG Assets”) that comprised its tactical defense group, which engaged in the business of selling and licensing products and providing services, directly and indirectly, to military, defense and security organizations (the “Business”). The sale of the TDG Assets included sale of the Company’s proprietary Tac-Eye displays and its night vision electronics and optics module products. The Company received a worldwide, royalty free, assignable grant-back license to all the patents and other intellectual property sold to TDG, for use in the manufacture and sale of products other than in the military, defense and security markets. The Company retained the right to sell goods and services to other end user consumers, and to TDG and TDG and the Company jointly received the right to sell goods and services into all markets other than the military, defense and security markets and the consumer market. Under the Agreement, TDG is allowed to sell its goods and services in all markets other than the consumer market or to end users. Also pursuant to the Agreement, the Company and TDG entered into a Vuzix Authorized Reseller Agreement, pursuant to which TDG is authorized as the exclusive reseller of the Company’s current and future products to military, defense and security organizations, unless TDG elects to have the Company make such sales directly.

The purchase price paid to the Company by TDG consists of two components: $8,345,793 net of adjustments, which was paid at closing, and up to an additional $2.5 million, which will be received only if TDG achieves certain quarterly and annual revenue targets from sales of goods and services to military, defense and security organizations. The purchase price was determined by arm’s length negotiations between the parties. We recorded a gain of $5,837,607 from the asset sale.

In accordance with ASC 205-20, the sale of the TDG Assets has been accounted for as discontinued operation. Accordingly, the operating results of the TDG Assets for the three months ended March 31, 2013 and 2012 have been reclassified as discontinued operations on the unaudited Consolidated Statement of Operations. Below is a summary of these results:

	For Three Months
	Ended March 31,
	2013	2012
	(Unaudited)	(Unaudited)

Sales of Products	$—	$1,387,337
Sales of Engineering Services	—	354,014

Total Sales	—	1,741,351

Total Cost of Sales	—	986,869

Gross Profit	—	754,482

Operating Expenses:
Research and Development	—	163,921
Selling and Marketing	—	98,006
General and Administrative	—	—
Depreciation and Amortization	—	—
Interest Expense on Senior Debt*	—	206,470
Amortization Senior Debt Discount*	—	62,976

Income from Discontinued Operations	—	223,109

Gain (Loss) on Disposal of Discontinued Operations	—	—
Provision (Benefit) for Income Taxes	—	—

Net Income from Discontinued Operations	—	223,109

Basic Income per Share	$—	$0.063
Diluted Income per Share	$—	$0.063
Weighted-average Shares Outstanding
Basic and Diluted	3,536,865	3,536,865

* Amounts reported represent the interest expense and the amortization of the discount on the Senior Term debt that was required to be repaid from the proceeds of the TDG Asset sale.

Note 4 — Discontinued Operations

In an effort to improve working capital, cure debt defaults and pay down debts, on June 15, 2012, the Company sold and licensed those of its assets (including equipment, tooling, certain patents and trademarks) (the “TDG Assets”) that comprised its tactical defense group, which engaged in the business of selling and licensing products and providing services, directly and indirectly, to military, defense and security organizations (the “Business”). We recorded a gain of $5,837,607 from the asset sale.

In accordance with ASC 205-20, the sale of the TDG Assets have been accounted for as discontinued operation. Accordingly, the operating results of the TDG Assets for the years ended December 31, 2012 and 2011 have been reclassified as discontinued operations on the Consolidated Statement of Operations. Below is a summary of these results:

	For Years
	Ended December 31,
	2012	2011

Sales of Products	$1,768,754	$7,350,614
Sales of Engineering Services	358,921	878,019

Total Sales	2,127,675	8,228,633

Total Cost of Sales	1,273,907	4,699,546

Gross Profit	853,768	3,529,087

Operating Expenses:
Research and Development	295,138	781,386
Selling and Marketing	200,378	444,407
General and Administrative	—	—
Depreciation and Amortization	—	—
Interest Expense on Senior Debt*	353,584	597,415
Amortization Senior Debt Discount*	752,248	252,594

Income (Loss) from Discontinued Operations	(747,580)	1,453,285

Gain (Loss) on Disposal of Discontinued Operations	5,837,607	—
Provision (Benefit) for Income Taxes (Note 19)	19,800	—
	5,817,807	—

Net Income (Loss) from Discontinued Operations	$5,070,227	$1,453,285

Basic Income (Loss) per Share	$1.43	$0.41
Diluted Income (Loss) per Share	$1.43	$0.41
Weighted-average Shares Outstanding Basic (Note 6)	3,536,865	3,518,333
Weighted-average Shares Outstanding Diluted (Note 6)	3,651,100	4,193,282

* Amounts reported represent the interest expense and the amortization of the discount on the Senior Term debt that was required to be repaid from the proceeds of the TDG Asset sale.